Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Allocation of Plan Assets
Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2021 and March 31, 2022 are summarized in the table below.

	As of March 31, 2021						As of March 31, 2022
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3

	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	664.1	Rs.	—	Rs.	—	Rs.	779.8
Funds managed by insurance company (2)		—		7,445.5		—		—		9,016.0		—
Funds managed by trust
— Government securities		—		87.6		—		—		68.1		—
— Debenture and bonds		—		123.5		—		—		53.0		—
— Others		27.2		—		—		111.1		—		—

Total	Rs.	27.2	Rs.	7,656.6	Rs.	664.1	Rs.	111.1	Rs.	9,137.1	Rs.	779.8

							US$	1.5	US$	120.4	US$	10.3

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal years 2021 and 2022.

	Funds managed by Insurance companies as of March 31,
	2021		2022		2022

	(In millions)
Particulars
Opening balance	Rs.	600.2	Rs.	664.1	US$	8.8
Realized interest credited to fund		60.5		48.1		0.6
Contribution during the period		104.5		131.1		1.7
Amount paid towards claim		(101.1)		(63.5)		(0.8)

Closing balance	Rs.	664.1	Rs.	779.8	US$	10.3

Gratuity
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2021 and March 31, 2022:

	As of March 31,
	2021		2022		2022

	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	7,883.0	Rs.	9,819.6	US$	129.4
Service cost		1,107.0		1,268.0		16.7
Interest cost		561.6		631.2		8.3
Actuarial(gains)/ losses		759.4		(260.6)		(3.4)
Benefits paid		(491.4)		(769.5)		(10.1)

Projected benefit obligation, end of the period		9,819.6		10,688.7		140.9

Change in plan assets:
Fair value of plan assets, beginning of the period		5,779.8		8,344.6		110.1
Expected return on plan assets		448.4		574.1		7.6
Actuarial gains/(losses)		1,223.0		237.1		3.1

Actual return on plan assets		1,671.4		811.2		10.7
Employer contributions		1,384.8		1,633.0		21.5
Benefits paid		(491.4)		(769.5)		(10.1)

Fair value of plan assets, end of the period		8,344.6		10,019.3		132.2

Funded Status	Rs.	(1,475.0)	Rs.	(669.4)	US$	(8.8)

Schedule of Net Benefit Costs
Net gratuity cost for the years ended March 31, 2020, March 31, 2021 and March 31, 2022 was comprised of the following components:

	Fiscal years ended March 31,
	2020		2021		2022		2022

	(In millions)
Service cost	Rs.	965.4	Rs.	1,107.0	Rs.	1,268.0	US$	16.7
Interest cost		483.3		561.6		631.2		8.3
Expected return on plan assets		(389.9)		(448.4)		(574.1)		(7.6)
Actuarial (gains)/losses		989.4		(463.6)		(497.7)		(6.5)

Net gratuity cost	Rs.	2,048.2	Rs.	756.6	Rs.	827.4	US$	10.9

Schedule of Assumptions Used
The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31,
	2020	2021	2022

(% per annum)
Discount rate*	6.0-7.5	4.4-7.0	5.1-7.3
Rate of increase in compensation levels of covered employees	7.0-8.0	5.0-9.0	6.0-11.0
Rate of return on plan assets	6.0-7.0	4.4-7.0	5.1-7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2023	Rs.	1,360.9
2024		1,203.2
2025		992.8
2026		1,006.3
2027		1,021.9
2028 - 2032		3,409.9

Schedule of Allocation of Plan Assets	As at March 31, 2022, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2022
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust

Government securities	79.5%	25.9%	26.9%
Debenture and bonds	14.0%	23.9%	23.4%
Equity securities	5.7%	44.7%	—
Other	0.8%	5.5%	49.7%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2022 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2021 and March 31, 2022:

	As of March 31,
	2021		2022		2022

	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	598.2	Rs.	862.0	US$	11.4
Plan amendment (prior service cost)		—		76.9		1.0
Service cost		14.6		16.1		0.2
Interest cost		37.7		55.8		0.7
Actuarial (gains)/losses		327.9		34.4		0.5
Benefits paid		(116.4)		(204.3)		(2.7)

Projected benefit obligation, end of the period		862.0		840.9		11.1

Change in plan assets:
Fair value of plan assets, beginning of the period		95.2		3.3		—
Expected return on plan assets		3.2		0.4		—
Actuarial gains/(losses)		(1.7)		2.3		0.1

Actual return on plan assets		1.5		2.7		0.1
Employer contributions		23.0		207.0		2.7
Benefits paid		(116.4)		(204.3)		(2.7)

Fair value of plan assets, end of the period		3.3		8.7		0.1

Funded Status	Rs.	(858.7)	Rs.	(832.2)	US$	(11.0)

Schedule of Net Benefit Costs
Net pension cost for the years ended March 31, 2020, March 31, 2021 and March 31, 2022 was comprised of the following components:

	As of March 31,
	2020		2021		2022		2022

	(In millions)
Service cost	Rs.	6.5	Rs.	14.6	Rs.	93.0	US$	1.2
Interest cost		45.3		37.7		55.8		0.7
Expected return on plan assets		(11.0)		(3.2)		(0.4)		—
Actuarial (gains)/losses		12.4		329.6		32.1		0.4

Net pension cost	Rs.	53.2	Rs.	378.7	Rs.	180.5	US$	2.3

Schedule of Assumptions Used
The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2020	2021	2022

	(% per annum)
Discount rate*	7.5	7.0	7.3
Rate of increase in compensation levels of covered employees	7.0	7.0	7.0
Rate of return on plan assets	7.0	6.5	6.5
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table.

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2023	Rs.	140.2
2024		147.6
2025		134.1
2026		45.5
2027		49.7
2028-2032		717.5

Schedule of Allocation of Plan Assets	The weighted-average asset allocation of said plan assets for the pension benefits as at March 31, 2022 is as follows:

Asset category	Funds managed by trust
Government securities	90.8%
Debenture and bonds	9.2%
Other	—%

Total	100.0%